Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	10,660	9,530	15,330	13,450
% of share capital for the period	0.868%	0.755%	1.211%	1.063%